Short-Term Investments	12 Months Ended
Dec. 31, 2018
Short Term Investments [Abstract]
Short-Term Investments

5. SHORT-TERM INVESTMENTS

Short-term investments included convertible bonds with maturities less than 1 year and consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Convertible bonds:
Zepp International Limited (“Zepp”) (a)	6,513	—
Shenzhen Snowball Technology Co., Ltd (“Snowball”) (b)	—	16,243
Guangzhou Joyrun Technology Co., Ltd (“Joyrun”) (c)	—	10,751
Abee Semi, Inc.("Abee") (d)	7,208	8,097
Others (e)	—	15,391
Total:	13,721	50,482

(a)

In December 2017, the Group invested RMB6,506 to purchase a convertible bond issued by Zepp, with a 10% interest rate and nine months maturity. During the year ended December 31, 2018, the Group and Zepp entered into a supplementary agreement where Zepp transferred certain patents to the Group in exchange for the extinguishment of the convertible bond. The Group recorded the acquisition of patents at fair value which resulted in an immaterial gain recorded in the consolidated financial statements.

(b)

In June 2018, the Group invested RMB 20,000 to acquire a convertible bond from Snowball. The convertible bond includes a 4.35% interest rate and has one-year maturity. As part of the agreement, the Group will also receive two years of free services about the connection to the city transportation system for the Amazfit NFC products from Snowball. The fair value of the service is insignificant and is amortized over the service period. Unrealized gains of RMB443 arise from fair value change of the investment was reported in other comprehensive income during the year ended December 31, 2018.

(c)

In September 2018, the Group invested RMB10,500 to acquire a convertible bond issued by Joyrun with a 8% interest rate and a one-year maturity. The investment was classified as an available-for-sale investment and measured at fair value. The group recognized RMB251 unrealized holding gains in other comprehensive income from the fair value changes in the investment during the year ended December 31, 2018.

(d)

In June 2016, the Group invested RMB6,937 to acquire a convertible bond from Abee. The convertible bond includes a 7% interest rate and has one year maturity.  In June 2017, the Group agreed to extend the maturity date for one additional year. The investment was classified as an available-for-sale investment and measured at fair value. Unrealized holding gains of RMB10 and RMB889 was reported in other comprehensive income during the years ended December 31, 2017 and 2018, respectively.

(e)

The others represent several insignificant short-term investments in convertible bonds which are classified as available-for-sales investments and measured at fair value. The Group recognized RMB391 unrealized gains from these investments.